Earnings per shares (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share (in shares)	29,012	29,592	29,422
Effect of dilutive potential shares: restricted shares and share options (in shares)	97	91
Weighted average number of shares for diluted earnings per share (in shares)	29,109	29,683	29,422
(Loss)/earnings for basic and diluted earnings per share
Profit/(loss) for earnings per share from continuing operations	€ 2,088	€ 112	€ (920)
Profit/(loss) for basic and diluted earnings per share	€ 2,088	€ 112	€ (920)
Basic (loss)/earnings per share
Basic earnings/(loss) per share from continuing operations	€ 0.0720	€ 0.0038	€ (0.0313)
Basic earnings/(loss) per share	0.0720	0.0038	(0.0313)
Diluted (loss)/earnings per share
Diluted earnings/(loss) per share from continuing operations	0.0717	0.0038	(0.0313)
Diluted earnings/(loss) per share	€ 0.0717	€ 0.0038	€ (0.0313)